Loss per share (Tables)	12 Months Ended
Dec. 31, 2020
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Calculation of Earnings (Loss) Per Share

(€’000)	As at December 31,
	2020	2019	2018
Loss of the year attributable to Equity Holders	(17 204)	(28 632)	(37 427)
Weighted average number of shares outstanding	13 942 344	12 523 166	11 142 244

Earnings per share (non-fully diluted) in €	(1.23)	(2.29)	(3.36)

Outstanding warrants	1 488 006	1 292 380	731 229